NET INCOME PER SHARE (Tables)	12 Months Ended
Feb. 28, 2015
NET INCOME PER SHARE
Schedule of net income per share

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Net income attributable to TAL Education Group shareholders	$33,440,066	$60,605,772	$67,156,575
Shares (denominator):
Weighted average shares outstanding
Basic	155,607,458	156,726,994	158,381,576
Dilutive effect of non-vested shares award	1,023,632	2,717,934	5,208,073

Diluted(i)	156,631,090	159,444,928	163,589,649

Net income per common share attributable to TAL Education Group shareholders—basic(ii)	$0.21	$0.39	$0.42
Net income per common share attributable to TAL Education Group shareholders—diluted	$0.21	$0.38	$0.41

(i)	For the years ended February 28, 2013, 2014 and 2015, 6,479,600, 918,100 and 1,976,750, nonvested shares were excluded from the calculation, respectively, as their effect was anti-dilutive.
(ii)

The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.